Note 12 - Income Taxes (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Federal:
Current	$0.5	$0.2	$0.4	$—	$—	$—	$—	$—	$—
Deferred	47.0	49.5	5.8	18.2	22.0	14.9	18.1	19.8	17.4
Investment tax credits	(0.2)	(0.2)	(0.2)	(0.2)	(0.2)	(0.2)	—	—	—
State and local:
Current	0.5	1.3	3.0	—	—	0.1	—	—	—
Deferred	11.1	17.7	3.4	3.3	3.5	2.5	5.1	5.2	4.6
Total income tax expense	$58.9	$68.5	$12.4	$21.3	$25.3	$17.3	$23.2	$25.0	$22.0

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Federal income tax statutory rate	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%
State and local income taxes, net of federal income tax benefits	3.6	3.6	9.0	2.6	2.6	2.6	4.1	4.1	4.1
Certain expenses capitalized on books and deducted on tax return	(1.6)	(1.6)	(6.6)	(3.2)	(3.3)	(4.6)	—	—	—
Taxes related to prior years	(0.3)	(0.5)	(1.8)	(0.6)	(0.2)	(1.4)	—	—	0.1
Amortization of excess deferred taxes	(3.5)	(2.5)	(8.3)	(7.3)	(5.0)	(5.7)	—	—	—
Other items – net *	1.9	0.1	(1.0)	3.1	(0.2)	(0.2)	0.2	0.2	(0.1)
Effective income tax rate	21.1%	20.1%	12.3%	15.6%	14.9%	11.7%	25.3%	25.3%	25.1%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Deferred tax assets:
Reserves not currently deductible	$33.5	$18.3	$4.0	$8.5	$7.4	$6.6
Pension and other postretirement benefits	72.6	77.4	52.6	53.4	—	—
Goodwill	—	—	—	—	73.0	87.2
Operating losses	255.1	264.5	116.9	110.3	140.3	130.3
Regulatory amount due to customers, net	34.5	33.2	30.7	29.4	—	—
Other	24.9	32.4	—	—	—	—
Deferred tax assets	420.6	425.8	204.2	201.6	220.7	224.1
Less: Valuation allowance	—	(0.5)	—	(0.4)	—	—
Total deferred tax assets	420.6	425.3	204.2	201.2	220.7	224.1
Deferred tax liabilities:
Relating to property	(740.0)	(693.9)	(489.3)	(464.0)	(201.6)	(182.7)
Regulatory pension and other postretirement benefits	(92.8)	(95.6)	(72.3)	(71.2)	(1.6)	(1.6)
Deferred gas costs	(75.8)	(81.1)	(74.0)	(79.5)	—	—
Other**	(187.1)	(167.0)	(68.7)	(66.5)	(6.5)	(5.6)
Total deferred tax liabilities	(1,095.7)	(1,037.6)	(704.3)	(681.2)	(209.7)	(189.9)
Net deferred tax (liability) asset	$(675.1)	$(612.3)	$(500.1)	$(480.0)	$11.0	$34.2

Summary of Federal and State Loss and Contribution and Tax Credit Carryforwards[Table Text Block]
	Spire	Spire Missouri	Spire Alabama
Federal and state loss carryforwards	$1,047.7	$462.3	$556.7
Contribution carryforwards	10.4	7.0	0.4
Tax credit carryforwards	4.6	3.4	—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Spire			Spire Missouri
	2022	2021	2020	2022	2021	2020
Unrecognized tax benefits, beginning of year	$16.4	$13.2	$10.7	$16.1	$13.0	$10.4
Increases related to tax positions taken in current year	3.3	3.2	2.6	3.2	3.1	2.6
Reductions due to lapse of applicable statute of limitations	(0.1)	—	(0.1)	—	—	—
Unrecognized tax benefits, end of year	$19.6	$16.4	$13.2	$19.3	$16.1	$13.0